August 4, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the SFS Series Trust

Ladies and Gentlemen:

On behalf of SFS Series Trust (the “Trust”), a newly registered investment company pursuant to Section 8(a) of the 1940 Act, we enclose the initial registration statement on Form N-1A registering Hercules Fund (the “Fund”), a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP